CONTINGENCIES AND COMMITMENTS - Additional Information (Details)		1 Months Ended			3 Months Ended	12 Months Ended			25 Months Ended
	Jul. 01, 2013 Plaintiff	Mar. 31, 2017 Plaintiff	Jun. 30, 2013 Plaintiff	Apr. 30, 2013 Plaintiff	Sep. 30, 2017 USD ($) Property	Dec. 31, 2017 USD ($) Property vacation_ownership_unit	Dec. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)	May 31, 2017 Plaintiff	Mar. 31, 2018 USD ($)	Feb. 27, 2018 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Contractual commitments future minimum payments due						$ 481,000,000
Surety bonds issued						35,000,000
Letters of credit outstanding						5,000,000
Nonoperating income (expense)						$ (6,000,000)	$ (11,000,000)	$ (10,000,000)
Gain on business interruption insurance recovery					$ 9,000,000
Kapalua Bay Settlement
Commitments and Contingencies Disclosure [Line Items]
Number of plaintiffs in lawsuits | Plaintiff	2		38	12
Loss contingency, number of plaintiffs, released claims | Plaintiff			2	2
Ritz Carlton Club Aspen Highlands
Commitments and Contingencies Disclosure [Line Items]
Number of plaintiffs in lawsuits | Plaintiff		232
Minimum
Commitments and Contingencies Disclosure [Line Items]
Number of properties | Property						65
Land Lease
Commitments and Contingencies Disclosure [Line Items]
Lease term						30 years
Corporate Facilities Leases
Commitments and Contingencies Disclosure [Line Items]
Lease term						6 years
Other Operating Leases | Minimum
Commitments and Contingencies Disclosure [Line Items]
Lease term						3 years
Other Operating Leases | Maximum
Commitments and Contingencies Disclosure [Line Items]
Lease term						10 years
Marco Island, Florida
Commitments and Contingencies Disclosure [Line Items]
Contractual commitments future minimum payments due						$ 108,000,000
Commitment to purchase due in 2018						24,000,000
Commitment to purchase due in 2019						84,000,000
Information technology hardware and software
Commitments and Contingencies Disclosure [Line Items]
Contractual commitments future minimum payments due						25,000,000
Commitment to purchase due in 2018						15,000,000
Commitment to purchase due in 2019						5,000,000
Commitment to purchase due in 2020						2,000,000
Commitment to purchase due in 2021						1,000,000
Commitment to purchase due in 2022						1,000,000
Commitment to purchase due thereafter						1,000,000
William and Sharon Petrick Case
Commitments and Contingencies Disclosure [Line Items]
Number of plaintiffs in lawsuits | Plaintiff									69
New York City
Commitments and Contingencies Disclosure [Line Items]
Contractual commitments future minimum payments due						170,000,000
Commitment to purchase due in 2019						108,000,000
Commitment to purchase due in 2020						62,000,000
New York City | Other Operating Leases
Commitments and Contingencies Disclosure [Line Items]
Minimum lease payments						7,000,000
Bali, Indonesia Resort
Commitments and Contingencies Disclosure [Line Items]
Commitment to purchase due in 2018						14,000,000
Commitment to purchase due in 2019						$ 25,000,000
Fiscal Year 2019 | Bali, Indonesia Resort
Commitments and Contingencies Disclosure [Line Items]
Expected number of ownership units to be acquired | vacation_ownership_unit						88
Revolving Corporate Credit Facility | Revolving Credit Facility
Commitments and Contingencies Disclosure [Line Items]
Revolving credit facility amount						$ 250,000,000
Hurricane
Commitments and Contingencies Disclosure [Line Items]
Number of properties | Property					20
Nonoperating income (expense)						$ 1,000,000
Scenario, Forecast | Bali, Indonesia Resort
Commitments and Contingencies Disclosure [Line Items]
Commitment to purchase due in 2018										$ 6,000,000
Commitment to purchase due in 2019										31,000,000
Commitment to purchase due in 2020										$ 2,000,000
Scenario, Forecast | San Francisco, California
Commitments and Contingencies Disclosure [Line Items]
Contractual commitments future minimum payments due											$ 164,000,000
Commitment to purchase due in 2020											100,000,000
Commitment to purchase due in 2021											$ 64,000,000